UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-22046

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

	Shares	Value ($)
Common Stocks 80.4%
Australia 13.1%
Abacus Property Group	1,247,068	456,922
Ardent Leisure Group	412,500	519,801
Aspen Group	1,483,353	686,538
Australand Property Group	968,300	452,659
CFS Retail Property Trust	746,415	1,282,543
Charter Hall Group	407,036	263,030
Charter Hall Office REIT	2,310,337	604,236
Commonwealth Property Office Fund	88,677	73,551
Cromwell Group	185,121	124,011
Dexus Property Group	837,749	622,285
Goodman Group	2,343,448	1,405,981
GPT Group	1,260,820	664,302
Mirvac Group	518,683	700,622
Stockland	288,562	1,054,718
Westfield Group	465,433	5,143,073

(Cost $11,418,724)		14,054,272
Belgium 0.5%
Befimmo SCA (a)	3,000	251,979
Cofinimmo	2,000	281,778

(Cost $680,392)		533,757
Canada 4.7%
Allied Properties Real Estate Investment Trust (b)	49,300	985,660
Allied Properties Real Estate Investment Trust (b)	10,000	199,872
Chartwell Seniors Housing Real Estate Investment Trust	132,200	943,960
Extendicare Real Estate Investment Trust (b)	139,800	1,441,152
Extendicare Real Estate Investment Trust (b)	5,050	52,074
InnVest Real Estate Investment Trust	155,600	910,022
RioCan Real Estate Investment Trust	28,050	510,377

(Cost $3,575,654)		5,043,117
Channel Islands 0.4%
LXB Retail Properties PLC* (Cost $597,068)	364,800	481,618
France 4.5%
Fonciere des Regions	1,067	117,603
Unibail-Rodamco SE	23,000	4,656,785

(Cost $3,875,355)		4,774,388
Hong Kong 14.5%
China Overseas Land & Investment Ltd.	686,000	1,544,469
Hang Lung Properties Ltd.	370,000	1,484,490
Hongkong Land Holdings Ltd.	364,000	1,842,542
Hysan Development Co., Ltd.	265,000	763,299
Kerry Properties Ltd.	250,000	1,338,651
Sun Hung Kai Properties Ltd.	374,000	5,611,008
The Link REIT	1,186,000	2,911,800

(Cost $13,251,335)		15,496,259
Italy 0.2%
Beni Stabili SpA (a) (Cost $244,901)	260,000	251,694
Japan 8.3%
AEON Mall Co., Ltd.	16,100	339,641
Japan Real Estate Investment Corp.	87	741,421
Japan Retail Fund Investment Corp.	480	564,908
Mitsubishi Estate Co., Ltd.	207,400	3,395,318
Mitsui Fudosan Co., Ltd.	136,000	2,309,795
Nippon Building Fund, Inc.	154	1,324,537
United Urban Investment Corp.	35	201,427

(Cost $9,613,422)		8,877,047
Malta 0.0%
BGP Holdings PLC* (Cost $0)	1,751,646	2
Netherlands 2.3%
Corio NV	27,500	1,837,725
VastNed Retail NV	10,000	667,656

(Cost $2,106,190)		2,505,381
New Zealand 0.8%
AMP NZ Office Trust	264,055	140,567
Goodman Property Trust	957,388	680,715

(Cost $735,547)		821,282
Norway 0.6%
Norwegian Property ASA* (Cost $627,843)	300,000	627,897
Singapore 5.1%
Ascendas Real Estate Investment Trust	639,000	876,681
CapitaCommercial Trust	940,000	725,826
CapitaLand Ltd.	611,500	1,731,653
CapitaMall Trust	591,610	746,625
Frasers Centrepoint Trust	600,000	573,922
Suntec Real Estate Investment Trust	782,000	749,242

(Cost $4,204,016)		5,403,949
South Africa 0.4%
Growthpoint Properties Ltd. (Units) (Cost $369,077)	200,000	405,034
Sweden 1.2%
Castellum AB (a)	70,000	705,742
Kungsleden AB	67,000	526,308

(Cost $1,100,074)		1,232,050
United Kingdom 7.8%
Big Yellow Group PLC* (a)	100,000	515,257
British Land Co. PLC	161,500	1,178,543
Capital & Regional PLC*	490,237	262,260
Conygar Investment Co. PLC*	160,000	283,098
Derwent London PLC	38,000	787,329
Great Portland Estates PLC	145,000	692,444
Hansteen Holdings PLC	200,000	242,876
London & Stamford Property Ltd.	250,000	451,468
Metric Property Investment PLC*	173,647	270,097
Minerva PLC*	200,000	289,033
NR Nordic & Russia Properties Ltd.	946,412	330,859
Primary Health Properties PLC	42,380	194,140
Quintain Estates & Development PLC*	399,485	344,508
Safestore Holdings PLC	171,122	374,555
Segro PLC	205,000	993,676
Songbird Estates PLC*	100,000	251,886
Unite Group PLC*	225,000	881,722

(Cost $9,237,290)		8,343,751
United States 16.0%
AvalonBay Communities, Inc. (REIT)	13,800	1,191,630
BRE Properties, Inc. (REIT) (a)	19,600	700,700
Camden Property Trust (REIT) (a)	19,450	809,703
Cogdell Spencer, Inc. (REIT)	47,100	348,540
Digital Realty Trust, Inc. (REIT) (a)	5,050	273,710
Duke Realty Corp. (REIT)	96,400	1,195,360
Government Properties Income Trust (REIT)	55,900	1,453,959
Health Care REIT, Inc. (REIT)	17,350	784,740
Hospitality Properties Trust (REIT)	32,550	779,572
HRPT Properties Trust (REIT)	141,750	1,102,815
Inland Real Estate Corp. (REIT)	100,977	923,940
Mack-Cali Realty Corp. (REIT)	11,050	389,513
Medical Properties Trust, Inc. (REIT)	58,250	610,460
Post Properties, Inc. (REIT)	16,750	368,835
ProLogis (REIT)	98,450	1,299,540
Ramco-Gershenson Properties Trust (REIT)	14,950	168,337
Regency Centers Corp. (REIT) (a)	20,550	770,008
Senior Housing Properties Trust (REIT)	37,825	837,824
Simon Property Group, Inc. (REIT)	8,184	686,638
Sovran Self Storage, Inc. (REIT)	20,700	721,602
Taubman Centers, Inc. (REIT) (a)	27,700	1,105,784
Weingarten Realty Investors (REIT) (a)	24,600	530,376

(Cost $13,861,111)		17,053,586

Total Common Stocks (Cost $75,497,999)		85,905,084
Closed-End Investment Companies 0.7%
Alpha Pyrenees Trust Ltd.	500,000	240,780
ProLogis European Properties*	71,920	505,988

Total Closed-End Investment Companies (Cost $459,071)		746,768
Preferred Stocks 11.4%
United States
Apartment Investment & Management Co., Series U, 7.75% (REIT)	8,500	199,410
Apartment Investment & Management Co., Series Y, 7.875% (REIT)	8,400	199,836
Apartment Investment & Management Co., Series T, 8.0% (REIT)	8,550	206,910
Apartment Investment & Management Co., Series V, 8.0% (REIT)	16,500	394,515
BioMed Realty Trust, Inc., Series A, 7.375% (REIT)	120,350	2,930,522
CBL & Associates Properties, Inc., Series D, 7.375% (REIT)	84,000	1,791,720
Colonial Properties Trust, Series D, 8.125% (REIT)	50	1,208
Corporate Office Properties Trust, Series J, 7.625% (REIT)	34,400	825,600
Digital Realty Trust, Inc., Series B, 7.875% (REIT)	16,850	417,711
Hospitality Properties Trust, Series C, 7.0% (REIT)	13,500	302,535
Host Hotels & Resorts, Inc., Series E, 8.875% (REIT)	1,500	37,815
HRPT Properties Trust, Series B, 8.75% (REIT)	8,950	226,883
Kilroy Realty Corp., Series F, 7.5% (REIT)	15,750	372,330
LaSalle Hotel Properties, Series G, 7.25% (REIT)	35,600	775,724
Omega Healthcare Investors, Inc., Series D, 8.375% (REIT)	9,500	246,145
Regency Centers Corp., Series D, 7.25% (REIT)	25,300	600,622
SL Green Realty Corp., Series C, 7.625% (REIT)	26,650	640,133
Sunstone Hotel Investors, Inc., Series A, 8.0% (REIT)	2,100	48,405
Tanger Factory Outlet Centers, Inc., Series C, 7.5% (REIT)	50,850	1,266,673
Taubman Centers, Inc., Series H, 7.625% (REIT)	12,250	303,188
Taubman Centers, Inc., Series G, 8.0% (REIT)	15,150	379,204

Total Preferred Stocks (Cost $11,967,833)		12,167,089

	Principal Amount ($)	Value ($)
Government & Agency Obligation 2.9%
US Treasury Obligation
US Treasury Bill, 0.22% **, 9/16/2010 (c) (Cost $3,065,849)	3,069,000	3,065,778

	Shares	Value ($)
Securities Lending Collateral 3.8%
Daily Assets Fund Institutional, 0.22% (d) (e) (Cost $4,067,853)	4,067,853	4,067,853
Cash Equivalents 1.9%
Central Cash Management Fund, 0.16% (d) (Cost $2,079,691)	2,079,691	2,079,691

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $97,138,296) †	101.1	108,032,263
Other Assets and Liabilities, Net	(1.1)	(1,198,035)

Net Assets	100.0	106,834,228

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $120,376,685.  At March 31, 2010, net unrealized depreciation for all securities based on tax cost was $12,344,422.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,699,891 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,044,313.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2010 amounted to $3,897,122 which is 3.6% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/21/2010	24	2,776,311	(20,883)
10 Year Japanese Government Bond	JPY	6/10/2010	14	20,698,257	(158,413)
CAC 40 Index	EUR	4/16/2010	51	2,735,695	21,354
DJ Euro Stoxx 50 Index	EUR	6/18/2010	117	4,505,324	47,800
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	25	4,165,068	25,662
FTSE 100 Index	GBP	6/18/2010	49	4,171,825	43,309
IBEX 35 Index	EUR	4/16/2010	5	732,154	(6,382)
NASDAQ E-Mini 100 Index	USD	6/18/2010	48	1,877,520	37,020
Russell E-Mini 2000 Index	USD	6/18/2010	1	67,710	523
TOPIX Index	JPY	6/11/2010	9	941,010	55,835
United Kingdom Long Gilt Bond	GBP	6/28/2010	74	12,885,843	45,980
Total net unrealized appreciation					91,805

At March 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	6/15/2010	63	5,874,581	99,742
10 Year US Treasury Note	USD	6/21/2010	93	10,811,250	81,496
2 Year US Treasury Note	USD	6/30/2010	7	1,518,672	2,923
5 Year US Treasury Note	USD	6/30/2010	11	1,263,281	10,398
AEX Index	EUR	4/16/2010	13	1,202,754	(25,635)
ASX SPI 200 Index	AUD	6/17/2010	12	1,343,164	(13,765)
DAX Index	EUR	6/18/2010	8	1,659,004	(51,190)
Federal Republic of Germany Euro-Schatz	EUR	6/8/2010	115	16,887,689	(24,075)
FTSE MIB Index	EUR	6/18/2010	5	756,027	(9,792)
Hang Seng Index	HKD	4/29/2010	8	1,093,731	(27,974)
S&P 500 E-Mini Index	USD	6/18/2010	119	6,932,940	(116,602)
S&P TSX 60 Index	CAD	6/18/2010	8	1,108,256	(3,781)

Total net unrealized depreciation	(78,255)

As of March 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

JPY	459,268,000	USD	5,103,828	4/22/2010	190,747	HSBC Bank USA
USD	1,400,712	SEK	10,147,000	4/22/2010	4,638	Barclays Bank PLC
USD	1,377,523	NZD	1,970,000	4/22/2010	19,814	Barclays Bank PLC
USD	287,138	CHF	306,000	4/22/2010	3,129	Barclays Bank PLC
USD	3,101,097	NOK	18,552,000	4/22/2010	17,318	UBS AG
USD	8,788,067	AUD	9,696,000	4/22/2010	88,261	The Goldman Sachs & Co.
Total unrealized appreciation					323,907

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

GBP	2,985,000	USD	4,473,709	4/22/2010	(55,413)	Credit Suisse
EUR	6,840,000	USD	9,231,483	4/22/2010	(7,167)	Bank of New York Mellon Corp.
CAD	3,651,000	USD	3,574,033	4/22/2010	(20,683)	Credit Suisse
Total unrealized depreciation					(83,263)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

At March 31, 2010, the DWS RREEF World Real Estate & Tactical Strategies Fund, Inc. had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Diversified	45,653,963	46.5%
Shopping Centers	17,262,761	17.6%
Office	15,080,342	15.4%
Health Care	5,459,034	5.6%
Regional Malls	4,536,631	4.6%
Apartments	4,071,539	4.2%
Hotels	2,854,073	2.9%
Storage	1,611,414	1.6%
Industrial	1,542,416	1.6%
Total	98,072,173	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(f)
Australia	$—	$14,054,272	$—	$14,054,272
Belgium	—	533,757	—	533,757
Canada	5,043,117	—	—	5,043,117
Channel Islands	—	481,618	—	481,618
France	—	4,774,388	—	4,774,388
Hong Kong	—	15,496,259	—	15,496,259
Italy	—	251,694	—	251,694
Japan	—	8,877,047	—	8,877,047
Malta	—	2	—	2
Netherlands	—	2,505,381	—	2,505,381
New Zealand	—	821,282	—	821,282
Norway	—	627,897	—	627,897
Singapore	—	5,403,949	—	5,403,949
South Africa	—	405,034	—	405,034
Sweden	—	1,232,050	—	1,232,050
United Kingdom	—	8,343,751	—	8,343,751
United States	29,220,675	—	—	29,220,675
Closed-End Investment Companies	—	746,768	—	746,768
Short-Term Investments(f)	6,147,544	3,065,778	—	9,213,322
Derivatives(g)	13,550	323,907	—	337,457
Total	$40,424,886	$67,944,834	$—	$108,369,720

Liabilities
Derivatives(g)	$—	$(83,263)	$—	$(83,263)
Total	$—	$(83,263)	$—	$(83,263)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(49,280)	$—
Foreign Exchange Contracts	$—	$240,644
Interest Rate Contracts	$62,830	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010